MINERAL PROPERTIES (Details Narrative) - CAD ($)								1 Months Ended						12 Months Ended
	Sep. 12, 2024	Apr. 05, 2024	Nov. 05, 2023	Oct. 12, 2023	Jan. 13, 2023	Oct. 11, 2021	Jun. 09, 2021	Apr. 24, 2023	Jan. 30, 2023	Oct. 29, 2021	Sep. 15, 2021	Apr. 28, 2021	Feb. 26, 2021	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Aggregate common share issued														1,598,162	1,598,162
Ownership percentage description														The royalty portfolio sale was comprised of 19 royalties across four countries and included a 2.0% NSR royalty on the Pickle Crow Gold Project and a 1.5% NSR royalty on the Hope Brook Gold Project	The royalty portfolio sale was comprised of 19 royalties across four countries and included a 2.0% NSR royalty on the Pickle Crow Gold Project
Total consideration															$ 6,700,000
NSR royalty percentage														1.50%
Cash															4,700,000
Top [Member]
Statement [Line Items]
First Mining ownership percentage							49.00%
Hope Brook
Statement [Line Items]
Share issued during period														10,000,000
Expenditures														$ 10,000,000
Ownership percenatge														20.00%
Shares received							11,500,000
Big Ridge ownership percentage							80.00%
Amount received upon issuance of shares							$ 500,000
First Mining ownership percentage							20.00%
Pre-impairment carrying value														$ 800,000
Impairment loss														11,955,000
Initial recognition														800,000
Springpole
Statement [Line Items]
Expenditures			$ 300,000
Ownership percenatge										100.00%
Cash and share payments			250,000							$ 250,000				24,000
Common share issued during period, value														$ 12,000
Fourth anniversary share issued amount			25,000
Fifth anniversary share issued amount			25,000
Sixth anniversary share issued amount			50,000
Seventh anniversary share issued amount			$ 100,000
Swain Post Property Option
Statement [Line Items]
Ownership percenatge														100.00%
Cash														$ 60,000
Common stock share issued													641,026
Common stock share issued, value													$ 75,000	275,000
Cash and share payments													$ 335,000	335,000
Birch Lake Properties Acquisition
Statement [Line Items]
Cash payment				$ 10,000		$ 350,000								$ 10,000
Cash consideration					$ 600,000
Shares issued during the period				250,000		1,300,000								250,000
Additional term				3 years
Shares issued for acuisition					3,500,000
Ownership percentage description						First Mining will hold a 51% interest in the Birch Lake Properties and will have an additional period of two years to acquire a further 29% interest in the Birch Lake Properties by paying $400,000 to Pelangio in cash or issuing First Mining common shares, at First Mining’s sole discretion, and by incurring an additional $1,750,000 worth of expenditures on the Birch Lake Properties.
Paying in cash for project						$ 400,000
Additional expenditures						1,750,000
Incurred expenditures						$ 1,750,000
Ownership percenatge						80.00%
First Mining percentage rate						51.00%
Amount received upon issuance of shares														$ 187,500
Common shares issued during period, value														$ 120,000
Cash payable on first anniversary					$ 100,000
cash payable on the second anniversary					100,000
cash payable on the third anniversary					$ 200,000
Remaining shares issued					2,000,000
Share issued on the first anniversary					500,000
Share issued on the second anniversary					1,000,000
Swain Lake Property Option
Statement [Line Items]
Cash payment		$ 155,000										$ 200,000
Share issued during period														978,130
Expenditures												500,000
Paying in cash for project												$ 1,000,000
Ownership percenatge												100.00%
First Mining percentage rate		70.00%										70.00%
Amount received upon issuance of shares												$ 1,000,000
Common share issued during period, value														$ 155,000
Holding percentage in lake properties												70.00%
Share payments totaling												$ 425,000
Remaining acquired percentage												30.00%
Vixen Properties Acquisition
Statement [Line Items]
Expenditures											$ 500,000
Paying in cash for project						$ 400,000
Ownership percenatge											100.00%
First Mining percentage rate											70.00%
Common shares issued during period amount	$ 175,000													550,000
Common shares issued during period	1,290,045
Cash payments											$ 550,000			350,000
Second anniversary share issued amount											175,000
Third anniversary share issued amount											175,000
Fourth anniversary share issued amount											100,000
Fifth anniversary share issued amount											$ 500,000
Duparquet [Member]
Statement [Line Items]
Environmental remediation activity														$ 3,000,000.0	$ 1,500,000
Total share consideration								250,000	2,500,000
fair value of share issued									$ 512,500
Net smelter return								2.00%	1.50%
Cash consideration								$ 300,000
Cash payments									$ 500,000
Deferred cash payment								$ 350,000
Consideration description								Company 50% (for a total of 1.0%) of the royalty by paying $1,000,000 to the Company
Cash payments									$ 1,000,000